Since inception, the AFL-CIO Housing Investment Trust and its subsidiary, Building America CDE, Inc., have committed nearly $578 million to 46 projects, listed below, in Massachusetts. These projects have built or preserved over 5,315 housing and healthcare units. The total development cost of these projects is nearly $1.6 billion and represents an estimated 13.7 million hours of union construction work*.

	Project Name	Location	Total Units	Commitment	Total Dev. Cost	Union Jobs*
1	MassHousing Pooled Deals: Hope Gardens	Attleboro	160	$2,503,600	$9,591,445	0
2	225 Centre Street**	Boston	103	$9,915,000	$53,160,520	261
3	Adams Square Assisted Living	Boston	100	$8,049,700	$8,854,670	61
4	Anna Bissonnette House	Boston	41	$500,000	$5,641,870	189
5	Back of the Hill	Boston	125	$4,000,000	$27,356,765	31
6	Bay View Residence	Boston	67	$4,048,894	$4,453,783	70
7	Blackstone Apartments	Boston	145	$42,804,660	$72,800,962	75
8	Boston Back Bay Board & Care	Boston	85	$8,985,400	$9,883,940	25
9	Building 104	Boston	46	$2,500,000	$2,750,000	11
10	Building 104	Boston	-	$1,469,000	$1,615,900	151
11	Casa Maria Apartments	Boston	85	$2,000,000	$21,749,710	746
12	Charlesview Apartments	Boston	240	$58,200,000	$152,000,000	47
13	Franklin Hill 1B	Boston	24	$300,000	$12,491,787	67
14	Franklin Park Apartments	Boston	220	$25,672,000	$34,000,000	224
15	Franklin Square Apartments	Boston	193	$47,330,000	$75,462,270	78
16	Georgetowne Homes One	Boston	601	$70,392,000	$201,565,948	395
17	Georgetowne Homes Two	Boston	366	$45,456,000	$123,637,753	248
18	Lowell Square/West End Place	Boston	183	$12,122,000	$31,737,494	207
19	Lucerne Gardens	Boston	48	$1,050,000	$1,155,000	8
20	MassHousing Pooled Deals: Hemenway Apartments	Boston	183	$3,750,969	$14,370,193	0
21	Maverick Gardens III	Boston	92	$2,016,630	$28,758,581	163
22	Oak Street Terrace	Boston	88	$5,016,300	$5,517,930	38
23	Old Colony Phase 1	Boston	116	$26,700,000	$56,844,708	288
24	Old Colony Phase 2A	Boston	45	$12,435,000	$22,211,272	104
25	Old Colony Phase 2B	Boston	84	$21,050,000	$39,236,796	185
26	Rollins Square	Boston	37	$2,900,000	$2,900,000	0
27	Rollins Square - Phase I	Boston	86	$27,315,245	$43,900,000	277
28	South Cove Manor	Boston	100	$4,033,700	$4,437,070	42
29	The Carruth	Boston	116	$5,110,000	$48,624,416	346
30	Washington Beech	Boston	56	$13,500,000	$25,517,516	129
31	University Park at MIT	Cambridge	135	$22,500,000	$34,668,000	228
32	Cottage Manor Nursing Home	Chelsea	82	$5,408,000	$5,948,800	43

Continued …

AFL-CIO Housing Investment Trust in Massachusetts

Since Inception (1984-2Q 2018)

	Project Name	Location	Total Units	Commitment	Total Dev. Cost	Union Jobs*
33	Gateway Residences	Lynn	71	$19,444,000	$31,130,857	128
34	MassHousing Pooled Deals: Rolfe House	Lynn	70	$930,290	$3,564,000	0
35	MassHousing Pooled Deals: Asher’s Path	Mashpee	56	$2,440,055	$9,348,000	0
36	Regency Tower	New Bedford	129	$16,420,000	$31,195,797	205
37	MassHousing Pooled Deals: Heritage House	Newburyport	101	$1,760,086	$6,743,000	0
38	Squantum Gardens	Quincy	223	$4,695,000	$46,533,011	263
39	Squantum Gardens	Quincy	-	$755,000	$755,000	0
40	MassHousing Pooled Deals	Various Cities	250	$12,235,000	$12,235,000	0
41	MassHousing Pooled Deals	Various Cities	250	$15,000,000	$15,000,000	0
42	Bet Shalom I	Worcester	71	$4,114,417	$4,571,574	0
43	Hadley Building Apartment	Worcester	45	$1,120,000	$15,827,868	110
	TOTAL		5,318	$577,947,946	$1,359,749,206	5,443

Building America CDE, Inc.

Building America CDE, Inc., which is a subsidiary of the AFL-CIO Housing Investment Trust, provided financing for the following projects through the allocation of New Markets Tax Credits. The projects represent an estimated 1,280 union construction jobs.

	Project Name	Location	Commercial Sq. Ft.	Housing Units	Tax Credit Allocation	Total Dev. Cost
1	225 Centre Street**	Boston	16,000	103	$5,500,000	$53,160,520
2	Dudley Municipal Center	Boston	215,000	-	$7,500,000	$115,853,503
3	Mass. High Performance Computing Center	Holyoke	90,300	-	$5,600,000	$79,098,921
4	Caring Health Center	Springfield	45,000	-	$9,000,000	$21,561,650
	TOTAL		366,300	103	$27,600,000	$269,674,594

Total**

Jobs	Commercial Sq. Ft.	Housing Units	HIT Commitment	Tax Credit Allocation	Total Dev. Cost
6,726	366,300	5,318	$577,947,946	$27,600,000	$1,576,263,280

* Figures provided by Pinnacle Economics are estimates calculated using an IMPLAN input-output model based on HIT and subsidiary Building America project data. Data current as of June 30, 2018. Since inception dates from 1984-2Q 2018.

** The HIT and Building America both invested in 225 Centre Street. This total does not double-count the jobs, units, and TDC of that project.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

August 2018

AFL-CIO Housing Investment Trust in Massachusetts